Borrowings and financial liabilities - Valuation of the derivative instrument (Details) € / shares in Units, € in Thousands		12 Months Ended
	Dec. 31, 2021 EUR (€) € / shares shares	Dec. 31, 2022 EUR (€) € / shares shares	Dec. 19, 2021 EUR (€) € / shares shares
Borrowings and financial liabilities
Share price | € / shares	€ 0.64
Convertible Notes to Kreos, 2021
Borrowings and financial liabilities
Number of obligations in circulation	2,250,000	2,250,000	2,250,000
Number of shares that can be subscribed | shares	2,250,000	2,250,000	2,250,000
Share price | € / shares	€ 0.494	€ 0.046	€ 0.451
Fair value of the derivative instrument (in thousands of euros) | €	€ (536)		€ (464)
Change in the fair value of the derivative instrument (in thousands of euros) | €	€ (72)	€ 536
Convertible Notes to Kreos, 2021 | Volatility
Borrowings and financial liabilities
Input to valuation	85	65	85
Convertible Notes to Kreos, 2021 | Risk-free rate
Borrowings and financial liabilities
Input to valuation		3.39
Convertible Notes to Kreos, 2021 | Credit spread
Borrowings and financial liabilities
Input to valuation	23.14	23.14	23.14